Average Annual Total Returns	12 Months Ended	14 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	30.92%	[1]
IDX DYNAMIC INNOVATION ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(0.34%)	10.05%	[1]
Performance Inception Date		Nov. 13, 2023
IDX DYNAMIC INNOVATION ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.47%)	9.91%	[1]
IDX DYNAMIC INNOVATION ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.11%)	7.67%	[1]

[1]	The Fund commenced operations on November 13, 2023.